Financial risk management - Undiscounted cash flow analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	€ 252	€ 146
Other current financial assets excluding derivatives	53	612
Current financial investments	97	97
Cash and cash equivalents	5,913	6,271
Derivative contracts receipts-Net settled		22
Derivative contracts receipts-Gross settled	9,660	11,428
Derivative contracts payments-Gross settled	(9,639)	(11,093)
Trade receivables	5,019	4,851
Long-term interest-bearing liabilities	(4,990)	(3,916)
Long-term lease liabilities	(841)
Short-term interest-bearing liabilities	(294)	(1,024)
Short-term lease liabilities	(276)
Other financial liabilities excluding derivatives	(646)	(731)
Derivative contracts receipts-Gross settled	11,725	12,251
Derivative contracts payments-Gross settled	(11,517)	(12,236)
Trade payables	(3,786)	(4,773)
Loan commitments given undrawn	(303)	(313)
Loan commitments obtained undrawn	1,971	€ 2,323
Leases committed but not yet commenced	€ (160)
Contractual period of financial instruments	3 months	3 months
Financial instruments with call period less than three months	€ 77	€ 472
Call period of financial instruments	3 months	3 months
Due within 3 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets		€ 23
Other current financial assets excluding derivatives	€ 21	231
Current financial investments	95	35
Cash and cash equivalents	5,835	5,796
Derivative contracts receipts-Net settled		3
Derivative contracts receipts-Gross settled	7,582	9,506
Derivative contracts payments-Gross settled	(7,548)	(9,463)
Trade receivables	3,873	3,998
Long-term interest-bearing liabilities	(43)	(28)
Short-term interest-bearing liabilities	(212)	(470)
Short-term lease liabilities	(81)
Other financial liabilities excluding derivatives	(638)
Derivative contracts receipts-Gross settled	9,003	9,863
Derivative contracts payments-Gross settled	(9,078)	(9,944)
Trade payables	(3,653)	(4,645)
Loan commitments given undrawn	(32)	(14)
Loan commitments obtained undrawn	499	249
Due between 3 and 12 months | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	3
Other current financial assets excluding derivatives	32	381
Current financial investments	2	62
Cash and cash equivalents	33	125
Derivative contracts receipts-Net settled		(6)
Derivative contracts receipts-Gross settled	1,993	1,017
Derivative contracts payments-Gross settled	(2,005)	(1,008)
Trade receivables	1,088	774
Long-term interest-bearing liabilities	(75)	(72)
Short-term interest-bearing liabilities	(82)	(554)
Short-term lease liabilities	(195)
Other financial liabilities excluding derivatives	(8)	(731)
Derivative contracts receipts-Gross settled	828	1,335
Derivative contracts payments-Gross settled	(808)	(1,347)
Trade payables	(111)	(104)
Loan commitments given undrawn	(77)	(30)
Loan commitments obtained undrawn	(4)	(3)
Due between 1 and 3 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	115	48
Cash and cash equivalents	20	142
Derivative contracts receipts-Net settled		8
Derivative contracts receipts-Gross settled	85	151
Derivative contracts payments-Gross settled	(86)	(124)
Trade receivables	58	79
Long-term interest-bearing liabilities	(1,209)	(730)
Long-term lease liabilities	(375)
Derivative contracts receipts-Gross settled	616	68
Derivative contracts payments-Gross settled	(569)	(20)
Trade payables	(21)	(23)
Loan commitments given undrawn	(194)	(153)
Loan commitments obtained undrawn	(11)	2,077
Leases committed but not yet commenced	(11)
Due between 3 and 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	54	25
Cash and cash equivalents	25	208
Derivative contracts receipts-Net settled		8
Derivative contracts receipts-Gross settled		46
Derivative contracts payments-Gross settled		(17)
Long-term interest-bearing liabilities	(1,113)	(604)
Long-term lease liabilities	(251)
Derivative contracts receipts-Gross settled	86	482
Derivative contracts payments-Gross settled	(43)	(459)
Trade payables	(1)
Loan commitments given undrawn		(77)
Loan commitments obtained undrawn	(11)
Leases committed but not yet commenced	(23)
More than 5 years
Undiscounted cash flow analysis for financial liabilities and financial assets
Leases committed but not yet commenced	126
More than 5 years | Liquidity risk
Undiscounted cash flow analysis for financial liabilities and financial assets
Other non-current financial assets	80	50
Derivative contracts receipts-Net settled		9
Derivative contracts receipts-Gross settled		708
Derivative contracts payments-Gross settled		(481)
Long-term interest-bearing liabilities	(2,550)	(2,482)
Long-term lease liabilities	(215)
Derivative contracts receipts-Gross settled	1,192	503
Derivative contracts payments-Gross settled	(1,019)	(466)
Trade payables		(1)
Loan commitments given undrawn		€ (39)
Loan commitments obtained undrawn	1,498
Leases committed but not yet commenced	€ (126)